Revenue Recognition	9 Months Ended	12 Months Ended
	Mar. 31, 2023	Jun. 30, 2022
Disaggregation of Revenue [Line Items]
Revenue Recognition
Note 4. Revenue Recognition
Contracts with Customers
See Note 2. Summary of Significant Accounting Policies and Note 4. Revenue Recognition, included in the Company’s Audited Combined Annual Financial Statements for more information regarding the details of the

Company’s revenue recognition policies. All revenue recognized in the condensed combined statements of operations is considered to be revenue from contracts with customers in accordance with ASC Topic 606, except for revenues from the arena license agreements that require the Knicks and the Rangers to play their home games at The Garden (the “Arena License Agreements”), leases and subleases that are accounted for in accordance with ASC Topic 842.
Disaggregation of Revenue
The following tables disaggregate the Company’s revenue by major source based upon the timing of transfer of goods or services to the customer for the three and nine months ended March 31, 2023 and 2022:

	Three Months Ended March 31,
	2023	2022
Event-related and entertainment offerings (a)	$102,314	$90,899
Sponsorship, signage and suite licenses (b)	59,724	55,609
Other (c)	7,174	16,994

Total revenues from contracts with customers	169,212	163,502
Revenues from Arena License Agreements, leases and subleases	32,017	30,486

Total revenues	$201,229	$193,988

	Nine Months Ended March 31,
	2023	2022
Event-related and entertainment offerings (a)	$443,992	$268,391
Sponsorship, signage and suite licenses (b)	167,113	113,565
Other (c)	25,637	31,881

Total revenues from contracts with customers	636,742	413,837
Revenues from Arena License Agreements, leases and subleases	66,819	61,313

Total revenues	$703,561	$475,150

(a)	Event-related and entertainment offerings revenues are recognized at a point in time.
(b)
See Note 2. Summary of Significant Accounting Policies and Note 4. Revenue Recognition, included in the Company’s Audited Combined Annual Financial Statements for further details on the pattern of recognition of sponsorship, signage, and suite license revenues.

(c)
Primarily consists of (i) revenues from sponsorship sales and representation agreements with Madison Square Garden Sports Corp. (“MSG Sports”) and (ii) advertising commission revenues recognized under the Networks Advertising Sales Representation Agreement. The Networks Advertising Sales Representation Agreement was terminated as of December 31, 2022, as discussed in Note 1. Description of Business.

In addition to the disaggregation of the Company’s revenue by major source based upon the timing of transfer of goods or services to the customer disclosed above, the following tables disaggregate the Company’s combined revenues by type of goods or services in accordance with the required entity-wide disclosure requirements of

ASC Subtopic
280-10-50-38
to 40 and the disaggregation of revenue required disclosures in accordance with ASC Subtopic
606-10-50-5
for the three and nine months ended March 31, 2023 and 2022.

	Three Months Ended March 31,
	2023	2022
Ticketing and venue license fee revenues (a)	$45,547	$46,867
Sponsorship and signage, suite, and advertising commission revenues (b)	78,504	79,631
Food, beverage and merchandise revenues	43,021	36,344
Other	2,140	660

Total revenues from contracts with customers	169,212	163,502
Revenues from Arena License Agreements, leases and subleases	32,017	30,486

Total revenues	$201,229	$193,988

	Nine Months Ended March 31,
	2023	2022
Ticketing and venue license fee revenues (a)	$291,404	$172,844
Sponsorship and signage, suite, and advertising commission revenues (b)	215,812	161,046
Food, beverage and merchandise revenues	124,711	78,032
Other	4,815	1,915

Total revenues from contracts with customers	636,742	413,837
Revenues from Arena License Agreements, leases and subleases	66,819	61,313

Total revenues	$703,561	$475,150

(a)
Amounts include ticket sales, including other ticket-related revenue, and venue license fees from the Company’s events such as (i) concerts, (ii) the presentation of the Christmas Spectacular and (iii) other live entertainment and sporting events.

(b)
Amounts include (i) revenues from sponsorship sales and representation agreements with MSG Sports and (ii) advertising commission revenues recognized under the Networks Advertising Sales Representation Agreement. The Networks Advertising Sales Representation Agreement was terminated as of December 31, 2022, as discussed in Note 1. Description of Business.

Contract Balances
The following table provides information about contract balances from the Company’s contracts with customers as of March 31, 2023 and June 30, 2022:

	March 31, 2023	June 30, 2022
Receivables from contracts with customers, net (a)	$139,719	$106,664
Contract assets, current (b)	$7,548	$5,503
Deferred revenue, including non-current portion (c)	$258,347	$203,256

(a)
Receivables from contracts with customers, net, which are reported in Accounts receivable, net and Related party receivables, current in the Company’s condensed combined balance sheets, represent the Company’s unconditional rights to consideration under its contracts with customers. As of March 31, 2023 and June 30, 2022, the Company’s receivables from contracts with customers above included $
9,077
and $
4,163
, respectively, related to various related parties. See Note 15. Related Party Transactions for further details on related party arrangements.

(b)
Contract assets, current, which are reported as Prepaid expenses and other current assets in the Company’s condensed combined balance sheets, primarily relate to the Company’s rights to consideration for goods or services transferred to customers, for which the Company does not have an unconditional right to bill as of the reporting date. Contract assets are transferred to accounts receivable once the Company’s right to consideration becomes unconditional.

(c)
Deferred revenue primarily relates to the Company’s receipt of consideration from customers in advance of the Company’s transfer of goods or services to the customers. Deferred revenue is reduced and the related revenue is recognized once the underlying goods or services are transferred to a customer. Revenue recognized for the three and nine months ended March 31, 2023 relating to the deferred revenue balance as of June 30,2022 was $
21,196
and $
175,326
, respectively.

Transaction Price Allocated to the Remaining Performance Obligations
As of March 31, 2023, the Company’s remaining performance obligations were approximately $485,000, of which 39% is expected to be recognized over the next two years
and an additional 41% of the balance is expected to be recognized in the following two years
. This primarily relates to performance obligations under sponsorship and suite license agreements that have original expected durations longer than one year and for which the consideration is not variable. In developing the estimated revenue, the Company applies the allowable practical expedient and does not disclose information about remaining performance obligations that have original expected durations of one year
or less.

MSGE SPINCO, INC [Member]
Disaggregation of Revenue [Line Items]
Revenue Recognition
Note 4. Revenue Recognition
For Fiscal Years 2022, 2021 and 2020, all revenue recognized in the combined statements of operations is considered to be revenue from contracts with customers in accordance with ASC Topic 606 —
Revenue from Contracts with Customers
(“ASC Topic 606”), except for revenues from Arena License Agreements. In Fiscal Years 2022 and 2021, the Company did not have any material provisions for credit losses on receivables or contract assets arising from contracts with customers.
Arena License Agreements
In connection with the 2020 Entertainment Distribution, the Company entered into Arena License Agreements with MSG Sports that require the Knicks and the Rangers to play their home games at The Garden. These agreements also provide for the provision of certain services by the Company to MSG Sports for MSG Sports events that are held at The Garden and include revenue-sharing provisions for certain agreements entered into by the Company and MSG Sports. The Arena License Agreements contain both lease and non-lease
components. The revenue to be recognized with respect to the lease components of the Arena License Agreements is accounted for as operating lease revenue in accordance with ASC Topic 842. The non-lease
components are accounted for in accordance with ASC Topic 606, as further discussed below.
During Fiscal Years 2022 and 2021, the Company recognized $68,072 and $21,345, respectively, of revenues under the Arena License Agreements. With The Garden closed by government mandate, the Company did not recognize operating lease revenue under the Arena License Agreements in Fiscal Year 2020.
Principal vs. Agent Considerations
Revenue for the Company’s suite license arrangements is recorded on a gross basis, as the Company is the principal in such transactions and controls the related goods or services before transfer to the customer. MSG Sports is entitled to a share of the Company’s suite license revenue pursuant to the terms of the Arena License Agreements, which is recognized in the combined statements of operations as a component of direct operating expenses.
For sponsorship agreements entered into by the Company or by MSG Sports that contain performance obligations satisfied solely by the Company, revenue is generally recorded on a gross basis as the Company is the principal with respect to such performance obligations and controls the related goods or services before transfer to the customer. In accordance with the Arena License Agreements, MSG Sports is entitled to a share of the revenue generated from certain signage performance obligations where the Company is the principal. The Company records this signage revenue on a gross basis and MSG Sports’ share of such revenue as a component of direct operating expenses within the combined statements of operations.
For Fiscal Years 2022, 2021 and 2020, the Company recorded revenue-sharing expense of $92,086, $558 and $110,002, respectively, for MSG Sports’ share of the Company’s revenues from (i) suite licenses, (ii) certain signage and sponsorships, and (iii) food and beverage based upon the provisions of the underlying contractual arrangements for the period subsequent to the 2020 Entertainment Distribution, and on the basis of direct usage when specifically identified or allocated proportionally for all prior periods.
In connection with the 2020 Entertainment Distribution, the Company entered into advertising sales representation agreements with certain subsidiaries of MSG Sports. Pursuant to these agreements, the Company has the exclusive right and obligation to sell sponsorship assets on behalf of the respective subsidiaries of MSG Sports. The Company is entitled to both fixed and variable commissions under the terms of these agreements. The Company recognizes the fixed component ratably over the term of the arrangement which corresponds with the Company’s satisfaction of its service-based performance obligations. Variable commissions are earned and recognized as the related sponsorship performance obligations are satisfied by MSG Sports. The Company is not the principal in such arrangements as it does not control the related goods or services prior to transfer to the customer. As an agent under these arrangements, the Company recognizes the advertising commission revenue on a net basis.
The Company is also party to an advertising sales representation agreement with MSG Networks. Pursuant to this agreement, the Company has the exclusive right and obligation to sell advertising on behalf of MSG Networks and is entitled to and earns commission revenue as the advertisements are aired on MSG Networks. Since the Company acts as an agent, the Company recognizes the advertising commission revenue on a net basis. See Note 19, Related Party Transactions for more information regarding the advertising sales representation agreements with subsidiaries of MSG Sports and MSG Networks.

Event Related Revenue
The Company earns event related revenues principally from the sale of tickets for events that the Company produces or promotes/co-promotes,
and from venue license fees charged to third-party promoters for events held at the Company’s venues that the Company does not produce or promote/co-promote.
The Company’s performance obligations with respect to event-related revenues from the sale of tickets, venue license fees from third-party promoters, sponsorships, concessions and merchandise are satisfied at the point of sale or as the related event occurs. As a result of the agreements entered into in connection with the 2020 Entertainment Distribution, the Company also earns revenue from the provision of various event-related services that are incremental to MSG Sports’ general use of The Garden. The Company’s performance obligations with respect to these event-related services are satisfied as the related event occurs.
The Company’s revenues also include revenue from the license of The Garden’s suites for the Company’s or MSG Sports’ events. Suite license arrangements are generally multi-year fixed-fee
arrangements that include annual fee increases. Payment terms for suite license arrangements can vary by contract, but payments are generally due in installments prior to each license year. The Company’s performance obligation under such arrangements is to provide the licensee with access to the suite when events occur at The Garden. The Company accounts for the performance obligation under these types of arrangements as a series and, as a result, the related suite license fees for all years during the license term are aggregated and revenue is recognized proportionately over the license period as the Company satisfies the related performance obligation. Progress toward satisfaction of the Company’s annual suite license performance obligation is measured as access to the suite that is provided to the licensee for each event throughout the contractual term of the license.
Other Revenue
The Company also earns revenues from the sale of advertising in the form of venue signage and other forms of sponsorship, which are not related to any specific event of the Company or MSG Sports. The Company’s performance obligations with respect to this advertising are satisfied as the related benefits are delivered over the term of the respective agreements.
Disaggregation of Revenue
The following table disaggregates the Company’s revenue by major source based upon the timing of transfer of goods or services to the customer for Fiscal Years 2022, 2021 and 2020:

	Year Ended June 30,
	2022	2021	2020
Event-related and entertainment offerings (a)	$386,309	$14,062	$390,691
Sponsorship, signage and suite licenses (b)	156,387	15,897	177,209
Other (c)	39,384	27,528	16,701

Total revenues from contracts with customers	582,080	57,487	584,601
Revenues from Arena License Agreements, leases and subleases	71,410	24,325	—

Total revenues	$653,490	$81,812	$584,601

(a)	Event-related and entertainment offerings revenues are recognized at a point in time.
(b)
See Note 2, Summary of Significant Accounting Policies, Revenue Recognition, and the discussion above within this Note for further details on the pattern of recognition of sponsorship, signage, and suite license revenues.

(c)	Primarily consists of (i) revenues from sponsorship sales and representation agreements with MSG Sports, and (ii) advertising commission revenues recognized from MSG Networks.
In addition to the disaggregation of the Company’s revenue by major source based upon the timing of transfer of goods or services to the customer disclosed above, the following table disaggregates the Company’s combined revenues by type of goods or services in accordance with the required entity-wide disclosure requirements of ASC Subtopic
280-10-50-38
to 40 and the disaggregation of revenue required disclosures in accordance with ASC Subtopic
606-10-50-5
for Fiscal Years 2022, 2021 and 2020.

	Year Ended June 30,
	2022	2021	2020
Ticketing and venue license fee revenues (a)	$250,092	$8,311	$310,971
Sponsorship and signage, suite, and advertising commission revenues (b)	219,113	43,312	200,503
Food, beverage and merchandise revenues	109,915	3,078	62,341
Other	2,960	2,786	10,786

Total revenues from contracts with customers	582,080	57,487	584,601
Revenues from Arena License Agreements, leases and subleases	71,410	24,325	—

Total revenues	$653,490	$81,812	$584,601

(a)
Amounts include ticket sales, including other ticket-related revenue, and venue license fees from the Company’s events such as (i) concerts, (ii) the presentation of the Christmas Spectacular, and (iii) live entertainment and other sporting events.

(b)	Amounts include (i) revenues from sponsorship sales and representation agreements with MSG Sports and (ii) advertising commission revenues recognized from MSG Networks.
Contract Balances
The following table provides information about the opening and closing contract balances from the Company’s contracts with customers as of June 30, 2022, 2021 and 2020.

	June 30,
	2022	2021	2020
Receivables from contracts with customers, net (a)	$106,664	$72,978	$52,839
Contract assets, current (b)	5,503	7,052	3,850
Deferred revenue, including non-current portion (c)	203,256	199,041	182,632

(a)
As of June 30, 2022, 2021 and 2020, the Company’s receivables from contracts with customers above included $
4,163
, $
5,172
and $
2,966
, respectively, related to various related parties. See Note 19, Related Party Transactions for further details on these related party arrangements.

(b)
Contract assets primarily relate to the Company’s rights to consideration for goods or services transferred to customers, for which the Company does not have an unconditional right to bill as of the reporting date. Contract assets are transferred to accounts receivable once the Company’s right to consideration becomes unconditional.

(c)	Revenue recognized for Fiscal Year 2022 relating to the deferred revenue balance as of June 30, 2021 was $ 143,422 .

Transaction Price Allocated to the Remaining Performance Obligations
The following table depicts the estimated revenue expected to be recognized in the future related to performance obligations that are unsatisfied (or partially unsatisfied) as of June 30, 2022. This primarily relates to performance obligations under sponsorship and suite license agreements that have original expected durations longer than one year and for which the considerations are not variable. In developing the estimated revenue, the Company applies the allowable practical expedient and does not disclose information about remaining performance obligations that have original expected durations of one year or less.

Fiscal year ending June 30, 2023	$148,830
Fiscal year ending June 30, 2024	124,971
Fiscal year ending June 30, 2025	91,400
Fiscal year ending June 30, 2026	68,700
Fiscal year ending June 30, 2027	41,023
Thereafter	48,947

$523,871